Investment in Plan Assets in Norwegian Plans (Detail)	12 Months Ended
Apr. 30, 2012
Equity Securities
Investment in plan assets, percentage	35.00%
Structured Finance
Investment in plan assets, percentage	10.00%
High Yield Bonds
Investment in plan assets, percentage	25.00%
Emerging Markets Bonds
Investment in plan assets, percentage	0.00%
Government Bonds
Investment in plan assets, percentage	70.00%
Bonds
Investment in plan assets, percentage	100.00%
Money Market Funds
Investment in plan assets, percentage	100.00%
Real Estate
Investment in plan assets, percentage	15.00%
Hedge Funds
Investment in plan assets, percentage	0.00%
Private Equity Funds
Investment in plan assets, percentage	10.00%
NORWAY | Equity Securities
Investment in plan assets, percentage	15.00%
Overseas | Equity Securities
Investment in plan assets, percentage	35.00%